Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of expenses

Expenses are detailed as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Selling and Marketing expenses	26,086	20,448	20,044
Research and Development expenses	34,387	29,616	17,390
General and Administrative expenses	85,747	62,502	58,863
Total Expenses	146,220	112,566	96,297